UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

(Institutional Class, Class A, Class C, and Class R5 Shares)

Supplement dated November 5, 2015

to the Prospectuses and Summary Prospectuses dated December 29, 2014, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan Realty Income Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” will be deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jason Ko, CFA	2009	Executive Director

In addition, the second paragraph in the section titled “The Funds’ Management and Administration — JPMIM, Sub-Adviser and Portfolio Managers — Realty Income Fund” will be deleted in its entirety and replaced with the following:

Jason Ko, Executive Director of JPMIM, is responsible for the portfolio management of the Fund. An employee since 2002, Mr. Ko covers REITs for the U.S. Equity Group. Previously, he worked as a research associate focusing on REITs and cyclicals sectors and as an investment assistant in the U.S. Equity Group. He holds a B.S. in electrical engineering and a B.A. in economics from Brown University. He is also a CFA charterholder.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

SUP-RINC-1115

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

(Class R6 Shares)

Supplement dated November 5, 2015

to the Prospectus and Summary Prospectus dated October 30, 2015

Effective immediately, the portfolio manager information for the JPMorgan Realty Income Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” will be deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jason Ko, CFA	2009	Executive Director

In addition, the second paragraph in the section titled “The Fund’s Management and Administration — Portfolio Manager” will be deleted in its entirety and replaced with the following:

Jason Ko, Executive Director of JPMIM, is responsible for the portfolio management of the Fund. An employee since 2002, Mr. Ko covers REITs for the U.S. Equity Group. Previously, he worked as a research associate focusing on REITs and cyclicals sectors and as an investment assistant in the U.S. Equity Group. He holds a B.S. in electrical engineering and a B.A. in economics from Brown University. He is also a CFA charterholder.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

SUP-RINCR6-1115

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

(Institutional Class, Class A, Class C, and Class R5 Shares)

Supplement dated November 5, 2015

to the Statement of Additional Information dated December 29, 2014

Effective immediately, the information in the SAI under the headings “Investment Adviser and Sub-Advisers — Portfolio Managers’ Other Accounts Managed” and “Ownership of Securities” with respect to the JPMorgan Realty Income Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

Non-Performance Based Fee Advisory Accounts

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of August 31, 2014:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Realty Income Fund
Jason Ko*	1	$837,801	15	$3,572,486	2	$42,983

*	As of August 31, 2015

Performance Based Fee Advisory Accounts

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of August 31, 2014:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions))
Realty Income Fund
Jason Ko*	0	$0	0	$0	2	$179,055

*	As of August 31, 2015

Ownership of Securities

The following table indicates for the Fund the dollar range of securities of the Fund beneficially owned by each portfolio manager, as of the fiscal year ended August 31, 2014:

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Realty Income Fund
Jason Ko*			X

*	As of August 31, 2015

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-RINC-1115

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

(Class R6 Shares)

Supplement dated November 5, 2015

to the Statement of Additional Information dated October 30, 2015

Effective immediately, the information in the SAI under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ — Ownership of Securities” in the section titled Portfolio Managers with respect to the JPMorgan Realty Income Fund is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGER

Portfolio Manager’s Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio manager as of August 31, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Realty Income Fund
Jason Ko	1	$837,801	15	$3,572,486	2	$42,983

The following table shows information on the other accounts managed by the portfolio manager that have advisory fees wholly or partly based on performance as of August 31, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Realty Income Fund
Jason Ko	0	$0	0	$0	2	$179,055

Portfolio Manager — Ownership of Securities

The following table indicates for the Fund the dollar range of securities of the Fund beneficially owned by the portfolio manager, as of the fiscal year ended August 31, 2015:

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Realty Income Fund
Jason Ko			X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-RINCR6-1115